Events after the Reporting Date	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Events after the Reporting Date [Text Block]

18.  Events after the Reporting Date

Subsequent to year-ended December 31, 2019, there was a global outbreak of COVID-19, which has had a significant impact on businesses through the restrictions put in place by the Canadian and U.S. governments regarding travel, business operations and isolation/quarantine orders. At this time, the extent of the impact that the COVID-19 outbreak may have on the Company is unknown as this will depend on future developments that are highly uncertain and that cannot be predicted with confidence. These uncertainties arise form the inability to predict the ultimate geographic spread of the virus, and the duration of the outbreak, including the duration of travel restrictions, business closures, and quarantine/isolation measures that are currently, or may be put, in place by Canada, U.S. and other countries to fight the virus. The Company continues to monitor its impact of its operations and financing activities and assess the impact COVID-19 will have on its business activities. The extent of the effect of COVID-19 pandemic on the Company is uncertain, management does not expect the effect to be significant.

While the Company has not experienced a direct impact as a result of COVID-19, the raising of capital in this environment has been challenging and caused the delay in the closing of the private placement as disclosed below.

In May 2020, the Company obtained a $40,000 loan under the Canada Emergency Business Account (CEBA) under the following conditions:

- is an interest free loan until December 31, 2022;

- $10,000 of the $40,000 loan is eligible for complete forgiveness if $30,000 is repaid before December 31, 2022;

- if the CEBA loan is not repaid by December 31, 2022, it will be extended for an additional three-year term bearing an interest rate of 5% per annum.

 The CEBA loan may be repaid at any time without penalty.

Private Placement

On July 15, 2020, the Company closed a first tranche of its private placement offering (the "Offering"), pursuant to which it sold an aggregate of 3,649,110 units (each, a "Unit"), at a price of $0.18 per Unit, for gross proceeds of $656,840.

Each Unit consists of one common share of the Company (each, a "Share") and one-half of one share purchase warrant (each whole warrant, a "Warrant"). One Warrant entitles the holder thereof to purchase one additional Share of the Company at a price of $0.36 per Share for a period of three years from closing of the Offering, subject to an acceleration provision such that in the event that the Shares have a closing price on the TSX Venture Exchange (the "Exchange") of greater than $0.45 per Share for a period of 10 consecutive trading days at any time after four months and one day from the closing of the Offering, RepliCel may accelerate the expiry date of the Warrants by giving notice to the holders thereof and, in such case, the Warrants will expire on the 30th day after the date on which such notice is given to the holder.

The Company did not pay any finder's fees in connection with the Offering.

Shares for debt

In October 2020, the Company issued 160,000 common shares in settlement of $28,800 owing to a creditor (the "October 2020 Debt Settlement") after receipt of approval from the Exchange.  The Shares were issued on October 28, 2020.  The Shares are subject to a statutory hold period of four months and one day after closing of the October 2020 Debt Settlement.

In August 2020, the Company issued 1,426,491 common shares in settlement of $256,769 owing to various creditors (the "August 2020 Debt Settlement") after receipt of approval from the Exchange.  The Shares were issued on August 18, 2020.  The Shares are subject to a statutory hold period of four months and one day after closing of the August 2020 Debt Settlement.

Of the August 2020 Debt Settlement, the Company issued 1,134,831 common shares to settle $204,769 of debt with directors or officers of the Company.

Term sheet for strategic investment and U.S. partnership

On November 10, RepliCel announced that the Company has signed a binding term sheet with MainPointe for an investment of CAD $2,700,000 and a limited term distribution partnership for RepliCel's dermal injector and consumables (the "RepliCel Injector Product Line") in the United States. As part of the partnership, MainPointe has agreed to pay all costs related to securing FDA approvals to launch the RepliCel Injector Product Line in the U.S. market. A shareholder director of RepliCel is the Chief Technology Officer of MainPointe.

The partnership with MainPointe would represent RepliCel's first footprint in the U.S. market and the Company's second distribution partnership for its near-commercial RepliCel Injector Product Line. RepliCel's partner, YOFOTO (China) Health is committed to being the distributor of the RepliCel Injector Product Line in Greater China, where it will first launch in Hong Kong after either European or American regulatory approval is obtained and registered in the Chinese territory.  This regulatory registration will also trigger a $500,000 milestone payment to RepliCel.

Primary Deal Terms

In consideration for an investment of CAD $2,700,000 and the payment of all costs related to obtaining FDA approval for Company's dermal injector and consumables, RepliCel has agreed to issue MainPointe up to an aggregate of four (4) million common shares, a right to participate in RepliCel's royalty revenue stream up to a defined ceiling, and certain distribution rights of RepliCel Injector Product Line in the United States.  The investment will be made as to CAD $500,000 within five (5) days of receipt of conditional approval from the TSX Venture Exchange, CAD $500,000 by December 15, 2020, CAD $700,000 by January 21, 2021, CAD $700,000 by April 21, 2021 and CAD $300,000 by August 21, 2021.  The common shares will be priced at the greater of CAD $0.675 or the Discounted Market Price as such term is defined in the Policies of the TSX Venture Exchange.

The royalty right will be equal to (a) 5% of the amounts earned by and paid to the Company from the sale of any of its "NBDS Products" defined as its RCS-01 (NBDS Fibroblast Therapy - Treatment for Aging Skin), RCT-01 (NBDS Fibroblast Therapy - Treatment for Chronic Tendinosis), and any other product which is comprised of the non-bulbar dermal sheath cells patented by the Company, and (b) 20% of the amounts earned by and paid to the Company from the sale of any of its "DSC Products" defined as its RCH-01 (DSC Therapy for Treatment Androgenic Alopecia) and any other product which is comprised of the dermal sheath cup cells patented by the Company.

In consideration for paying all expenses required to obtain regulatory approval for the RepliCel Injector Product Line, the exclusive distribution rights shall commence upon receipt of regulatory approval to launch the RepliCel Injector Product Line in the U.S. market for a period expiring on the earlier (a) four (4) years, or (ii) when MainPointe has earned USD $2,000,000 in gross income from the sale of the products in the RepliCel Injector Product Line.  The Company will have the right, in its discretion, to buy out this exclusivity right for an amount equal to the net-present value of profit to be earned on USD $2,000,000 in gross income.

Closing of the transactions contemplated under the binding term sheet is conditional on the parties entering into definitive agreements and receipt of regulatory approval.

Expiration of warrants

1,071,580 of the warrants granted on October 9, 2018, exercisable at $0.95, expired on October 9, 2020.